Investment in Real Estate	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investment in Real Estate

5. Investment in Real Estate

A schedule of our gross investment in real estate follows:

	Successor			Predecessor
	March 31, 2013			December 31, 2012
	Land	Building and Improvements	Equipment	Land	Building and Improvements	Equipment
West Seventh St., Cincinnati, OH (7th Street)	0.9	108.7	0.8	0.9	108.7	0.8
Parkway Dr., Mason, OH (Mason)	—	20.2	0.5	—	20.2	0.4
Industrial Rd., Florence, KY (Florence)	—	47.2	1.4	—	46.8	0.5
Goldcoast Dr., Cincinnati, OH (Goldcoast)	0.6	6.7	—	0.6	6.7	—
Knightsbridge Dr., Hamilton, OH (Hamilton)	—	49.2	3.8	—	49.9	2.1
E. Monroe St., South Bend, IN (Monroe St.)	—	2.5	—	—	3.2	—
Springer St., Lombard, IL (Lombard)	—	2.6	—	—	2.6	—
Crescent Circle, South Bend, IN (Blackthorn)	—	3.3	0.1	—	3.3	0.1
Kingsview Dr., Lebanon, OH (Lebanon)	4.0	71.0	1.2	4.0	71.0	1.1
McAuley Place, Blue Ash, OH (Blue Ash)	—	0.6	—	—	0.6	—
Westway Park Blvd., Houston, TX (Houston West)	1.4	88.3	13.3	3.3	87.8	12.0
Westway Park Blvd., Houston, TX (Houston West 2)	2.0	—	—	—	—	—
Southwest Fwy., Houston, TX (Galleria)	—	66.4	6.7	—	66.0	6.6
E. Ben White Blvd., Austin, TX (Austin 1)	—	22.5	0.8	—	22.6	0.8
S. State Highway 121 Business Lewisville, TX (Lewisville)	—	75.9	17.8	—	76.0	9.6
Marsh Lane Carrollton, TX	—	0.1	0.2	—	0.1	0.2
Midway Rd., Carrollton, TX	—	2.0	0.3	—	2.0	0.3
Frankford Carrollton, TX	16.1	37.2	7.8	16.1	34.6	5.0
Bryan St., Dallas, TX	—	0.1	0.1	—	0.1	—
North Freeway, Houston, TX (Greenspoint)	—	1.3	0.4	—	1.3	0.4
South Ellis Street Chandler, AZ (Phoenix)	14.8	39.5	7.0	15.0	38.7	6.8
Westover Hills Blvd, San Antonio, TX (San Antonio)	4.6	31.0	5.2	4.6	30.8	4.7
Metropolis Dr., Austin, TX (Austin 2)	—	22.7	0.8	—	22.7	0.6
Kestral Way (London)	—	32.1	0.4	—	17.1	0.3
Jurong East (Singapore)	—	9.6	0.1	—	9.7	0.1

Total	$44.4	$740.7	$68.7	$44.5	$722.5	$52.4

Construction in progress was $92.6 million and $64.2 million as of March 31, 2013 and December 31, 2012, respectively. We continue to have higher amounts of construction in progress as we continue to build data center facilities.

In March 2013, we purchased a 33 acre parcel of land in the Houston West metro area adjacent to our existing Houston facilities for $18.2 million. The purchase price of $18.2 million was included in construction in progress. We plan to develop this land in the future into data center space.

5. Investment in Real Estate

For the year ended December 31, 2012, an impairment of $17.1 million related to our gross investment in real estate was incurred. Disposals associated with buildings and improvements were $0.6 million.

Acquisition of Real Estate

In January 2012, we purchased a 30-acre parcel of land and a 659,340 square foot building in Carrollton, Texas (Dallas metro area) for $23.4 million. Land was allocated $16.1 million of the purchase price and the remaining $7.3 million was associated with developing this building into an operating data center.

In July 2012, the Predecessor purchased six acres of land adjacent to the Westway Park (Houston West) facility for $2.0 million. Concurrent with this purchase, we committed to fund construction of a 157,000 square foot building at a cost of $11.1 million. We deposited these funds into an escrow account to fund construction and $4.8 million was drawn to fund construction costs as of December 31, 2012. This account is presented as restricted cash in the accompanying condensed combined balance sheet. Upon completion of the shell, this building will be further developed into a data center.

In September 2011, the Predecessor purchased 56 acres of land to build a data center near Phoenix, Arizona. The purchase price of this property was $14.8 million. This facility was commissioned in 2012, providing approximately 36,000 square feet of colocation space.

In December 2011, the Predecessor purchased a 10-acre parcel of land and building in San Antonio, Texas. The purchase price of this property was $7.6 million. The purchase price was allocated $4.6 million to land with the remaining $3.0 million allocated to the building. This facility was commissioned in 2012, providing approximately 36,000 square feet of colocation space.